DEBT - Bridge Financing (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 20, 2021 USD ($)	Apr. 16, 2021 USD ($)	Oct. 01, 2020	Dec. 31, 2018 USD ($)
Bridge Notes
DEBT
Face amount of debt					$ 6,500,000	$ 6,500,000				$ 6,500,000
Interest rate	15.00%		15.00%						30.00%
Percentage of outstanding unpaid principal, holders may elect to convert			50.00%
Discount rate on issue price of stock in elective conversion stock			30.00%
Number of times of third party loan proceeds			1.50
Interest Expense, Debt	$ 54,247	$ 382,521	$ 1,014,657	$ 1,123,890	1,168,738	549,248
Debt Issuance Costs, Net	0	7,222	0	7,222	5,771	8,673
Interest expense associated with Related Party Bridge Notes	$ 5,876	$ 48,371	$ 320,469	$ 694,189
Related Party Bridge Notes
DEBT
Face amount of debt					1,905,000	1,905,000	$ 500,000	$ 500,000		$ 1,905,000
Amount outstanding					1,905,000	1,655,000
Interest expense associated with Related Party Bridge Notes					$ 446,660	$ 292,938
Minimum | Bridge Notes
DEBT
Interest rate									24.00%
Minimum | Related Party Bridge Notes
DEBT
Interest rate									24.00%
Maximum | Bridge Notes
DEBT
Interest rate									30.00%
Maximum | Related Party Bridge Notes
DEBT
Interest rate									30.00%